Segment and Customer Reporting (Details 1) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Segment and Customer Reporting
Sale of batteries and battery systems	$ 17,588	$ 17,053	$ 51,138	$ 42,514
Sale of services	19	7	72	533
Others	108	73	108	273
Total of Revenue with customers	$ 17,715	$ 17,133	$ 51,318	$ 43,320